Deferred Revenue (Tables)	12 Months Ended
Feb. 28, 2026
Deferred Revenue [Abstract]
Schedule of Deferred Revenue
	As of February 28
Figures in Rand thousands	2026	2025

Beginning balance	484,739	447,150
Amounts deferred in current financial year	578,880	489,444
Amounts released to revenue in the current financial year	(507,909)	(444,690)
Translation adjustments	(27,383)	(7,165)
Ending balance	528,327	484,739

Non-current liabilities	122,722	126,959
Current liabilities	405,605	357,780
	528,327	484,739

Schedule of Estimated Revenue Expected to be Recognized in Future Related to Performance Obligations

The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied or partially satisfied at the end of the reporting period.

	As of February 28
Figures in Rand thousands	2026	2025

Maturities analysis
– within one year	405,605	357,780
– within two to four years	117,620	121,514
– over four years	5,102	5,445
Present value of amounts received in advance	528,327	484,739